Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment - USD ($)	3 Months Ended			6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Property, Plant, and Equipment, Owned, Accumulated Depreciation	$ 60,851,773	$ 61,477,110	$ 60,139,191
Accumulated depreciation	41,330,449	40,629,359	39,976,398	$ 39,342,600	39,880,570
Carrying value	20,222,414	21,500,712	20,796,591	21,344,674
Charge for the Quarter	701,090	652,961	633,798	1,130,213
Carrying value	20,320,440	20,222,414	21,500,712	20,796,591	21,344,674
Additions during the year	798,725	(625,337)	1,337,919	582,130
Property, Plant, and Equipment, Owned, Accumulated Depreciation	61,650,498	60,851,773	61,477,110	60,139,191
Plant & Machinery [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Property, Plant, and Equipment, Owned, Accumulated Depreciation	26,356,942	26,356,942	25,427,300
Accumulated depreciation	25,465,581	25,066,861	24,695,513	24,061,715	23,555,566
Carrying value	1,290,081	1,661,429	1,365,585	1,831,742
Charge for the Quarter	398,720	371,348	633,798	506,149
Carrying value	1,490,086	1,290,081	1,661,429	1,365,585	1,831,742
Additions during the year	598,725		929,642	39,992
Property, Plant, and Equipment, Owned, Accumulated Depreciation	26,955,667	26,356,942	26,356,942	25,427,300
Leasehold Improvements & Building [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Property, Plant, and Equipment, Owned, Accumulated Depreciation	27,086,143	27,086,143	27,086,143
Accumulated depreciation	10,200,891	9,939,512	9,696,076	9,696,076	9,154,572
Carrying value	17,146,631	17,390,067	17,390,067	17,888,785
Charge for the Quarter	261,379	243,436		541,504
Carrying value	16,885,252	17,146,631	17,390,067	17,390,067	17,888,785
Additions during the year				42,786
Property, Plant, and Equipment, Owned, Accumulated Depreciation	27,086,143	27,086,143	27,086,143	27,086,143
Furniture Fixtures & Office Equipment [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Property, Plant, and Equipment, Owned, Accumulated Depreciation	5,741,179	5,741,179	5,741,179
Accumulated depreciation	5,663,977	5,622,986	5,584,809	5,584,809	5,502,248
Carrying value	118,193	156,370	156,370	232,407
Charge for the Quarter	40,991	38,177		82.561
Carrying value	77,202	118,193	156,370	156,370	232,407
Additions during the year				6,524
Property, Plant, and Equipment, Owned, Accumulated Depreciation	5,741,179	5,741,179	5,741,179	5,741,179
Capital work in Progress [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Property, Plant, and Equipment, Owned, Accumulated Depreciation	1,667,509	2,292,846	1,884,569
Accumulated depreciation	200,000
Carrying value	1,667,509	2,292,846	1,884,569	1,391,740
Charge for the Quarter
Carrying value	1,867,509	1,667,509	2,292,846	1,884,569	1,391,740
Additions during the year	200,000	(625,337)	408,277	492,829
Property, Plant, and Equipment, Owned, Accumulated Depreciation	$ 1,867,509	$ 1,667,509	$ 2,292,846	$ 1,884,569
Additions on account of acquisition of Subsidiary [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Additions during the year					59,557,061
Additions on account of acquisition of Subsidiary [Member] | Plant & Machinery [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Additions during the year					25,387,308
Additions on account of acquisition of Subsidiary [Member] | Leasehold Improvements & Building [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Additions during the year					27,043,357
Additions on account of acquisition of Subsidiary [Member] | Furniture Fixtures & Office Equipment [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Additions during the year					5,734,655
Additions on account of acquisition of Subsidiary [Member] | Capital work in Progress [Member]
Non-Current Assets (Details) - Schedule of Depreciation Accounted for on Plant Property and Equipment [Line Items]
Additions during the year					$ 1,391,740